SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Outstanding
Number of options | shares	6,870,886
Weighted average remaining contractual life (years)	3 years 11 days
Weighted average exercise price	$ 3.70
Exercisable
Number of options | shares	2,102,009
Weighted average remaining contractual life (years)	1 year 11 months 19 days
Weighted average exercise price	$ 6.47
$0.34-$2.00 [Member]
Outstanding
Range of exercise price, minimum	0.34
Range of exercise price, maximum	$ 2.00
Number of options | shares	1,504,493
Weighted average remaining contractual life (years)	4 years 3 months 11 days
Weighted average exercise price	$ 1.09
Exercisable
Number of options | shares	86,249
Weighted average remaining contractual life (years)	2 years 4 days
Weighted average exercise price	$ 1.88
$2.11-$2.52 [Member]
Outstanding
Range of exercise price, minimum	2.11
Range of exercise price, maximum	$ 2.52
Number of options | shares	2,200,166
Weighted average remaining contractual life (years)	3 years 5 months 19 days
Weighted average exercise price	$ 2.28
Exercisable
Number of options | shares	539,994
Weighted average remaining contractual life (years)	3 years 5 months 12 days
Weighted average exercise price	$ 2.26
$3.27-$3.77 [Member]
Outstanding
Range of exercise price, minimum	3.27
Range of exercise price, maximum	$ 3.77
Number of options | shares	1,917,666
Weighted average remaining contractual life (years)	2 years 8 months 12 days
Weighted average exercise price	$ 3.57
Exercisable
Number of options | shares	312,496
Weighted average remaining contractual life (years)	2 years 4 months 24 days
Weighted average exercise price	$ 3.61
$4.04-$6.93 [Member]
Outstanding
Range of exercise price, minimum	4.04
Range of exercise price, maximum	$ 6.93
Number of options | shares	312,521
Weighted average remaining contractual life (years)	1 year 2 months 16 days
Weighted average exercise price	$ 5.20
Exercisable
Number of options | shares	295,851
Weighted average remaining contractual life (years)	1 year 1 month 10 days
Weighted average exercise price	$ 5.22
$7.80-$9.14 [Member]
Outstanding
Range of exercise price, minimum	7.80
Range of exercise price, maximum	$ 9.14
Number of options | shares	141,875
Weighted average remaining contractual life (years)	1 year 11 days
Weighted average exercise price	$ 8.71
Exercisable
Number of options | shares	141,875
Weighted average remaining contractual life (years)	1 year 11 days
Weighted average exercise price	$ 8.71
$10.06-$11.94 [Member]
Outstanding
Range of exercise price, minimum	10.06
Range of exercise price, maximum	$ 11.94
Number of options | shares	668,540
Weighted average remaining contractual life (years)	1 year 5 months 16 days
Weighted average exercise price	$ 11.21
Exercisable
Number of options | shares	606,587
Weighted average remaining contractual life (years)	1 year 4 months 17 days
Weighted average exercise price	$ 11.24
$12.56-$13.54 [Member]
Outstanding
Range of exercise price, minimum	12.56
Range of exercise price, maximum	$ 13.54
Number of options | shares	125,625
Weighted average remaining contractual life (years)	5 months 16 days
Weighted average exercise price	$ 12.59
Exercisable
Number of options | shares	118,957
Weighted average remaining contractual life (years)	4 months 13 days
Weighted average exercise price	$ 12.58